Unaudited Interim Condensed Consolidated Statements of Financial Position - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Statement of financial position [abstract]
Intangible assets	€ 18,678	€ 20,529
Right-of-use assets	3,389	3,273
Property, plant and equipment	6,183	6,195
Other investments and other assets (non-current)	179	179
Trade and other receivables (non-current)	6	6
Deferred tax assets	7	6
Non-current assets	28,442	30,188
Inventories	55,682	63,666
Trade and other receivables (current)	8,006	14,929
Contract assets	790	40
Other accrued items	2,314	13,447
Current tax assets		102
Cash and cash equivalents	37,869	22,858
Current assets	104,662	115,042
Total assets	133,103	145,230
Share capital	5	5
Capital reserves	288,077	245,298
Other equity	929	1,044
Retained earnings	(289,156)	(191,198)
Profit (loss)	(14,766)	(97,959)
Equity attributable to owners of the Company	(14,912)	(42,809)
Non-controlling interests
Total equity	(14,912)	(42,809)
Lease liabilities (non-current)	1,882	2,336
Warrant liabilities (non-current)	76,977	119,581
Loans and borrowings (non-current)	9,224
Trade and other payables (non-current)	233	209
Contract liabilities (non-current)	205	265
Other provisions (non-current)	2,678	2,132
Deferred tax liabilities	1,547	1,670
Non-current liabilities	92,746	126,192
Lease liabilities (current)	1,054	1,144
Loans and borrowings (current)	24,711	13,333
Trade and other payables (current)	16,577	34,963
Contract liabilities (current)	7,621	6,809
Income tax liabilities (current)	17	13
Other provisions (current)	5,289	5,586
Current liabilities	55,269	61,847
Total liabilities	148,015	188,039
Total equity and liabilities	€ 133,103	€ 145,230